Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of accounts payable

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accounts payable	28,513	31,612

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	22,935	26,270
Between 3 months to 6 months	3,557	3,364
Between 6 months to 1 year	813	782
Later than 1 year	1,208	1,196
	28,513	31,612